Loans and Allowance for Credit Losses, Allowance for Credit Losses and Recorded Investment in Loans by Portfolio Segment Based on Impairment Method (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Ending allowance balance attributable to loans [Abstract]
Individually evaluated for impairment		$ 0
Collectively evaluated for impairment		5,269
Total ending allowance balance	$ 8,767	5,269	$ 6,483
Loans [Abstract]
Loans individually evaluated for impairment		2,014
Loans collectively evaluated for impairment		883,035
Total ending loans balance	971,900	885,049
Collateral Pledged [Member]
Loans [Abstract]
Total ending loans balance	2,648
Real Estate [Member]
Loans [Abstract]
Total ending loans balance	2,390
Business Assets [Member]
Loans [Abstract]
Total ending loans balance	258
Residential Real Estate [Member]
Ending allowance balance attributable to loans [Abstract]
Individually evaluated for impairment		0
Collectively evaluated for impairment		681
Total ending allowance balance	2,213	681	980
Loans [Abstract]
Loans individually evaluated for impairment		0
Loans collectively evaluated for impairment		297,036
Total ending loans balance	319,504	297,036
Residential Real Estate [Member] | Collateral Pledged [Member]
Loans [Abstract]
Total ending loans balance	1,663
Residential Real Estate [Member] | Real Estate [Member]
Loans [Abstract]
Total ending loans balance	1,663
Residential Real Estate [Member] | Business Assets [Member]
Loans [Abstract]
Total ending loans balance	0
Commercial Real Estate [Member]
Ending allowance balance attributable to loans [Abstract]
Individually evaluated for impairment		0
Collectively evaluated for impairment		2,038
Total ending allowance balance	3,047	2,038	2,548
Loans [Abstract]
Loans individually evaluated for impairment		1,986
Loans collectively evaluated for impairment		286,769
Total ending loans balance		288,755
Commercial Real Estate [Member] | Owner-occupied [Member]
Loans [Abstract]
Total ending loans balance	82,356	72,719
Commercial Real Estate [Member] | Owner-occupied [Member] | Collateral Pledged [Member]
Loans [Abstract]
Total ending loans balance	958
Commercial Real Estate [Member] | Owner-occupied [Member] | Real Estate [Member]
Loans [Abstract]
Total ending loans balance	700
Commercial Real Estate [Member] | Owner-occupied [Member] | Business Assets [Member]
Loans [Abstract]
Total ending loans balance	258
Commercial and Industrial [Member]
Ending allowance balance attributable to loans [Abstract]
Individually evaluated for impairment		0
Collectively evaluated for impairment		1,293
Total ending allowance balance	1,275	1,293	1,571
Loans [Abstract]
Loans individually evaluated for impairment		0
Loans collectively evaluated for impairment		151,232
Total ending loans balance	157,298	151,232
Consumer [Member]
Ending allowance balance attributable to loans [Abstract]
Individually evaluated for impairment		0
Collectively evaluated for impairment		1,257
Total ending allowance balance	2,232	1,257	$ 1,384
Loans [Abstract]
Loans individually evaluated for impairment		28
Loans collectively evaluated for impairment		147,998
Total ending loans balance		148,026
Consumer [Member] | Home Equity [Member]
Loans [Abstract]
Total ending loans balance	35,893	$ 27,791
Consumer [Member] | Home Equity [Member] | Collateral Pledged [Member]
Loans [Abstract]
Total ending loans balance	27
Consumer [Member] | Home Equity [Member] | Real Estate [Member]
Loans [Abstract]
Total ending loans balance	27
Consumer [Member] | Home Equity [Member] | Business Assets [Member]
Loans [Abstract]
Total ending loans balance	$ 0